EATON VANCE MASSACHUSETTS LIMITED MATURITY MUNICIPAL INCOME FUND
EATON VANCE NATIONAL LIMITED MATURITY MUNICIPAL INCOME FUND
EATON VANCE NEW YORK LIMITED MATURITY MUNICIPAL INCOME FUND
EATON VANCE PENNSYLVANIA LIMITED MATURITY MUNICIPAL INCOME FUND
Supplement to Prospectus dated August 1, 2013

1.  The following replaces “Portfolio Manager.” in “Management” under “Fund Summaries – Eaton Vance Massachusetts Limited Maturity Municipal Income Fund”:

Portfolio Manager.  The Fund is managed by Adam A. Weigold, Vice President of BMR, who has managed the Fund since 2014.

2.  The following replaces “Portfolio Manager.” in “Management” under “Fund Summaries – Eaton Vance National Limited Maturity Municipal Income Fund”:

Portfolio Manager.  The Fund is managed by Adam A. Weigold, Vice President of BMR, who has managed the Fund since 2014.

3.  The following replaces “Portfolio Manager.” in “Management” under “Fund Summaries – Eaton Vance New York Limited Maturity Municipal Income Fund”:

Portfolio Manager.  The Fund is managed by Adam A. Weigold, Vice President of BMR, who has managed the Fund since 2014.

4.  The following replaces the fifth paragraph in “Management.” under “Management and Organization”:

Adam A. Weigold is the portfolio manager of the Massachusetts Limited Fund, the National Limited Fund and the New York Fund (since 2014) and of the Pennsylvania Limited Fund (since 2007). Mr. Weigold also manages other Eaton Vance portfolios, has been an Eaton Vance Portfolio manager for more than five years and is a Vice President of Eaton Vance and BMR.

March 3, 2014	14464 3.3.14

EATON VANCE MASSACHUSETTS LIMITED MATURITY MUNICIPAL INCOME FUND
EATON VANCE NATIONAL LIMITED MATURITY MUNICIPAL INCOME FUND
EATON VANCE NEW YORK LIMITED MATURITY MUNICIPAL INCOME FUND
EATON VANCE PENNSYLVANIA LIMITED MATURITY MUNICIPAL INCOME FUND
Supplement to Statement of Additional Information dated August 1, 2013

1.  The following replaces the first two paragraphs and accompanying tables in “Portfolio Managers.” under “Investment   Advisory and Administrative Services”:

Portfolio Manager.  The portfolio manager of each Fund is listed below.  The portfolio manager manages other investment companies and/or investment accounts in addition to a Fund.  The following table shows, as of the Funds’ most recent fiscal year end, the number of accounts the portfolio manager managed in each of the listed categories and the total assets (in millions of dollars) in the accounts managed within each category.  The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets (in millions of dollars) in those accounts.

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Adam A. Weigold
Registered Investment Companies	14	$1,452.2	0	$0
Other Pooled Investment Vehicles	0	$ 0	0	$0
Other Accounts(1)	1	$ 23.1	0	$0

(1)

For “Other Accounts” that are part of a wrap account program, the number of accounts cited includes the number of sponsors for which the portfolio manager provides management services rather than the number of individual customer accounts within each wrap account program.

The following table shows the dollar range of shares of equity securities beneficially owned by its portfolio manager as of the Fund’s most recent fiscal year ended March 31, 2013 and in the Eaton Vance family of funds as of December 31, 2013.  The purpose of each state Fund is to provide tax-exempt income to persons subject to taxation in that particular state. In most cases, a Fund’s portfolio manager is not subject to such taxation. In addition, in most cases, each state Fund’s shares are not registered for sale in the state of the portfolio manager’s residence.

Fund Name and Portfolio Manager	Dollar Range of Equity Securities Owned in the Fund	Aggregate Dollar Range of Equity Securities Owned in the Eaton Vance Family of Funds
Massachusetts Fund, National Fund, New York Fund and Pennsylvania Fund
Adam A. Weigold	None	$100,001-$500,000

March 3, 2014